Document and Entity Information	0 Months Ended
Oct. 02, 2013
Document And Entity Information Element
Document Type	485BPOS
Document Period End Date	Oct. 02, 2013
Registrant Name	Franklin Alternative Strategies Funds
Central Index Key	0001535538
Amendment Flag	false
Document Creation Date	Oct. 02, 2013
Document Effective Date	Oct. 04, 2013
Prospectus Date	Oct. 04, 2013